SUBSEQUENT EVENTS (Q2) (Details) - USD ($) $ in Billions	Jul. 03, 2024	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Subsequent Events [Abstract]
Shares to be issued pursuant to asset acquisition agreement (in shares)		191,477,375	100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Shares to be issued pursuant to asset acquisition agreement (in shares)	5,100,000
Standby Equity Purchase Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Authorized amount, common stock	$ 2.5
At Closing [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Shares to be issued pursuant to asset acquisition agreement (in shares)	2,600,000
Upon Satisfaction of Certain Milestones [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Shares to be issued pursuant to asset acquisition agreement (in shares)	2,500,000